CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current Assets:
Cash and cash equivalents	$ 5,912,188	$ 2,431,944
Assets held for sale	0	6,328,338
Investments in equity securities	925,819	3,979,723
Notes receivable and advances, net - current portion	4,964,545	7,148,500
Derivative assets	342,000	265,127
Deposits, current portion	347,454	145,600
Prepaid expenses and other current assets	1,336,983	535,478
Total current assets	13,828,989	20,834,710
Investments	25,850,879	3,272,597
Mineral rights and properties	6,669,111	6,597,644
Properties, plant and equipment, net	14,563,672	8,624,700
Reclamation bond deposit	2,695,944	2,695,704
Retirement obligation asset	0	57,963
Notes receivable and advances, net	8,853,841	860,940
Intangible assets, net	23,175,301	0
Goodwill	12,788,671	0
Finance lease - right of use asset, net	15,033,000	0
Deposits	3,219,607	0
Other assets	275,617	179,304
Total noncurrent assets	113,125,643	22,288,852
TOTAL ASSETS	126,954,632	43,123,562
Current Liabilities:
Accounts payable	633,223	313,772
Accrued expenses and other liabilities	939,443	534,947
Deposits	420,183	419,266
Derivative liabilities	8,873,162	0
Finance lease - right of use lease liability	13,043,499	0
Debt	0	3,557,705
Total current liabilities	23,909,510	4,825,690
Long-term Liabilities:
Reclamation liability	5,445,672	6,054,919
Debt, net	4,486,256	0
Other liabilities	142,672	463,747
Total long-term liabilities	10,074,600	6,518,666
Total liabilities	33,984,110	11,344,356
COMMITMENTS AND CONTINGENCIES
Stockholders' Equity
Preferred Stock $.000666 par value, 50,000,000 shares authorized, no shares outstanding	0	0
Common stock, $.000666 par value, 158,000,000 shares authorized, 71,207,832 and 34,980,766 shares issued and outstanding at December 31, 2021 and 2020, respectively	47,065	22,937
Treasury stock	(3,870,000)	0
Additional paid-in capital	338,936,145	252,715,337
Accumulated deficit	(245,542,688)	(220,959,068)
Total equity	89,570,522	31,779,206
Non-controlling interest	3,400,000	0
Total stockholders' equity - Comstock Mining Inc.	92,970,522	31,779,206
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 126,954,632	$ 43,123,562